The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2013 (Accession No.

0001193125-13-276523), which is incorporated herein by reference.